Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party outstanding balance:
Accounts receivable	$ 339,754	$ 440,768
Prepaid expenses and other current assets	348,774	359,881
Other non-current assets	981,764	755,762
Accounts payable	158,435	161,493
Accrued and other liabilities	$ 640,207	$ 656,445
Related parties | Loans to and interest receivable
Related Party Transactions
Loan agreement term	5 years	5 years
Related party outstanding balance:
Other non-current assets	$ 358,485	$ 349,716
Total of expenses	446,985	449,716
Other related parties
Related Party Transactions
Costs and expenses	32,800	33,900	$ 32,300
Related party outstanding balance:
Accounts receivable	39,600	38,200
Accounts payable	25,000	36,800
Accrued and other liabilities	5,600	6,000
Other related parties | Loans to and interest receivable
Related party outstanding balance:
Prepaid expenses and other current assets	88,500	100,000
Credit losses recognized (reversal)	$ 1,500	$ (2,100)	$ 7,600
SINA | Related parties
Related Party Transactions
Loan agreement term	1 year	1 year	1 year
Loan to SINA	$ 966,600	$ 1,105,700	$ 1,261,900
Loan repaid by SINA	970,877	1,071,100	1,249,476
Revenue	46,630	66,810	76,946
Costs and expenses	33,157	36,483	47,178
Interest Income, Operating	13,070	14,913	14,770
Related party outstanding balance:
Amount due from SINA	452,769	486,397
SINA | Related parties | Loans to and interest receivable
Related party outstanding balance:
Amount due from SINA	417,700	445,200
SINA | Related parties | Revenue billed through
Related Party Transactions
Revenue	26,758	41,557	44,962
SINA | Related parties | Revenue from services provided to
Related Party Transactions
Revenue	19,872	25,253	31,984
SINA | Related parties | Costs and expenses incurred by Weibo but paid by SINA
Related Party Transactions
Costs and expenses	38,500	24,900	37,700
SINA | Related parties | Costs and expenses related to certain of SINA's activities for which Weibo made the payments
Related Party Transactions
Costs and expenses	8,600	9,900	600
Alibaba | Related parties
Related Party Transactions
Services provided by Alibaba	22,521	23,366	33,745
Related party outstanding balance:
Accounts receivable	43,495	61,094
Alibaba | Related parties | Advertising and marketing revenues as an advertiser
Related Party Transactions
Revenue	116,785	111,608	106,974
Alibaba | Related parties | Advertising and marketing revenues as an agent
Related Party Transactions
Revenue	0	0	223
Company A | Other related parties | Loans to and interest receivable
Related party outstanding balance:
Prepaid expenses and other current assets	88,500	100,000
Company B | Other related parties | Loans to and interest receivable
Related party outstanding balance:
Other non-current assets	$ 358,485	349,716
Minimum | Related parties
Related party outstanding balance:
Annual interest rate	5.00%
Minimum | SINA | Related parties | Loans to and interest receivable
Related party outstanding balance:
Annual interest rate	1.00%
Maximum | Related parties
Related party outstanding balance:
Annual interest rate	6.60%
Maximum | SINA | Related parties | Loans to and interest receivable
Related party outstanding balance:
Annual interest rate	4.00%
Advertising and marketing revenues | Other related parties
Related Party Transactions
Revenue	$ 41,800	32,700	40,500
Advertising and marketing revenues | SINA | Related parties
Related Party Transactions
Revenue	25,022	45,319	56,206
Value-added services revenues | Other related parties
Related Party Transactions
Revenue	3,300	2,700	8,100
Value-added services revenues | SINA | Related parties
Related Party Transactions
Revenue	$ 21,608	$ 21,491	$ 20,740